Goodwill and Intangible Assets - Summary of Intangible Assets (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite Lived Intangible Assets [Line Items]
Finite-lived Intangible Assets, Gross, Beginning balance	$ 535,554	$ 535,150	$ 535,150	$ 534,017
Finite-lived Intangible Assets, Gross, Ending Balance	535,905		535,554	535,150	$ 534,017
Accumulated Amortization, Beginning Balance	(314,183)	(262,734)	(262,734)	(208,935)
Accumulated Amortization, Expense and retirements, net	(12,154)	(13,035)	(51,478)	(53,844)	(57,685)
Accumulated Amortization, Ending Balance	(326,529)		(314,183)	(262,734)	(208,935)
Intangible assets, net	209,376		221,371	272,416	325,082
Customer Relationships
Finite Lived Intangible Assets [Line Items]
Finite-lived Intangible Assets, Gross, Beginning balance	438,002	437,999	437,999	436,182
Finite-lived Intangible Assets, Additions and retirements			3	1,817
Finite-lived Intangible Assets, Gross, Ending Balance	438,350		438,002	437,999	436,182
Accumulated Amortization, Beginning Balance	(256,885)	(214,923)	(214,923)	(170,643)
Accumulated Amortization, Expense and retirements, net			(41,962)	(44,280)
Accumulated Amortization, Ending Balance	(267,123)		(256,885)	(214,923)	(170,643)
Intangible assets, net	$ 171,227		$ 181,117	$ 223,076	265,539
Weighted average remaining life	4 years 1 month 6 days		4 years 7 months 6 days	5 years 7 months 6 days
Trademarks
Finite Lived Intangible Assets [Line Items]
Finite-lived Intangible Assets, Gross, Beginning balance	$ 96,902	96,501	$ 96,501	$ 97,185
Finite-lived Intangible Assets, Additions and retirements			401	684
Finite-lived Intangible Assets, Gross, Ending Balance	96,905		96,902	96,501	97,185
Accumulated Amortization, Beginning Balance	(56,710)	(47,223)	(47,223)	(37,704)
Accumulated Amortization, Expense and retirements, net			(9,487)	(9,519)
Accumulated Amortization, Ending Balance	(58,818)		(56,710)	(47,223)	(37,704)
Intangible assets, net	$ 38,087		$ 40,192	$ 49,278	59,481
Weighted average remaining life	3 years 9 months 18 days		4 years 2 months 12 days	5 years 2 months 12 days
Non-compete Agreements
Finite Lived Intangible Assets [Line Items]
Finite-lived Intangible Assets, Gross, Beginning balance	$ 588	588	$ 588	$ 588
Finite-lived Intangible Assets, Gross, Ending Balance	588		588	588	588
Accumulated Amortization, Beginning Balance	(588)	(588)	(588)	(588)
Accumulated Amortization, Ending Balance	(588)		(588)	(588)	(588)
Intangible assets, net	0		0
Intangible assets subject to amortization
Finite Lived Intangible Assets [Line Items]
Finite-lived Intangible Assets, Gross, Beginning balance	535,492	535,088	535,088	533,955
Finite-lived Intangible Assets, Additions and retirements			404	1,133
Finite-lived Intangible Assets, Gross, Ending Balance	535,843		535,492	535,088	533,955
Accumulated Amortization, Beginning Balance	(314,183)	$ (262,734)	(262,734)	(208,935)
Accumulated Amortization, Expense and retirements, net			(51,449)	(53,799)
Accumulated Amortization, Ending Balance	(326,529)		(314,183)	(262,734)	(208,935)
Intangible assets, net	209,314		221,309	272,354	325,020
Indefinite-lived assets
Finite Lived Intangible Assets [Line Items]
Indefinite-lived assets	62		62	62	$ 62
Intangible assets, net	$ 62		62
Subject to amortization
Finite Lived Intangible Assets [Line Items]
Accumulated Amortization, Expense and retirements, net			$ (51,449)	$ (53,799)